Property, Plant and Equipment - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease term	1 year	1 year
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease term	5 years	5 years
Main plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	20 years
Mechanical and electrical power equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	10 years
Clean rooms [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	10 years
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment	$ 274.4		$ 301.4